Offerings	Nov. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,765,250
Proposed Maximum Offering Price per Unit	14.00
Maximum Aggregate Offering Price	$ 4,713,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 650.93
Offering Note	Note 1.a. Includes 1,535,000 shares of common stock offered by the Registrant pursuant to the offering and 230,250 shares of common stock that the Underwriters have the option to purchase to cover over-allotments, if any. Note 1.b. This registration fee only includes the payment of $697.80 for an additional $4,713,500 of shares and $339,372 of Warrant Shares as the Registrant previously paid $3,282.46 for the registration of $20,000,000 of shares and $1,440,000 of Warrant Shares under the Securities and Exchange Commission's prior fee rate in effect until September 30, 2025 in connection with the registration statement on Form S-1 (File No.: 333-290001) filed with the SEC on September 3, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrants to purchase shares of Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Representative's Warrants
Amount Registered | shares	105,915
Proposed Maximum Offering Price per Unit	16.80
Maximum Aggregate Offering Price	$ 339,372.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 46.87
Offering Note	The Registrant will issue to the Representative of the Underwriters warrants to purchase a number of shares of Common Stock equal to an aggregate of 6.0% of the shares offered hereby. The exercise price of the Representative's Warrants is equal to 120% of the offering price of the shares of Common Stock offered hereby. See Offering Note 1.b.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 20,000,000.00
Amount of Registration Fee	$ 3,062.00
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrants to purchase shares of Common Stock
Amount of Registration Fee	$ 0.00
Offering Note	See offering note 2.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock issuable upon exercise of the Representative's Warrants
Maximum Aggregate Offering Price	$ 1,440,000.00
Amount of Registration Fee	$ 220.46